Significant events (Tables)	12 Months Ended
Dec. 31, 2020
Significant events
Schedule of carrying amount of the assets acquired and liabilities assumed

Carrying amount

Assets:
Cash	715
Tangible assets	457
Other assets	318
1,490
Liabilities:
Other liabilities	(638)

Net assets acquired	852
Acquisition cost	(1,077)
Effect on acquisition	(225)

Schedule of loans registered in Support Programs

Support programs

By loan type:
Commercial, financial and industrial loans	58,479
Mortgage loans	64,235
Installment loans to individuals -	28,095
Revolving consumer credit card loans	8,770
Non-revolving consumer loans	19,325
150,809